SCHEDULE OF CONDENSED CASH FLOW STATEMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,237,488	$ 4,590,803	$ 3,026,673
Adjustments to reconcile net cash flows from operating activities:
Stock-based compensation		422,221	211,112
Changes in operating assets and liabilities:
Payables due to subsidiaries	(407,022)	(399,262)	(3,021,739)
Prepaid expenses and other current assets	(265,446)	2,642	72,116
Net cash (used in) provided by operating activities	(187,121)	4,053,124	2,643,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(3,055,651)	(7,443,745)	(3,003,043)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	140
Net cash provided by financing activities	2,261,516	5,352,682	112,492
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	6,237,488	4,590,803	3,026,673
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(7,209,698)	(4,659,512)	(3,026,673)
Stock-based compensation	170,883	44,910
Changes in operating assets and liabilities:
Payables due to subsidiaries	597,475
Prepaid expenses and other current assets	(40,148)	(2,600)
Net cash (used in) provided by operating activities	(244,000)	(26,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit		(1,000,000)
Net cash used in investing activities		(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Ordinary Shares		11,271,480
Proceeds from exercise of stock options	140
Cash lent to subsidiaries and VIE		(10,000,000)
Net cash provided by financing activities	140	1,271,480
CHANGES IN CASH	(243,860)	245,081
CASH AND RESTRICTED CASH, beginning of period	245,081
CASH AND RESTRICTED CASH, end of period	$ 1,221	$ 245,081